Intangible Assets (Details) - Schedule of intangible assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost:
Beginning Balance	$ 5,150,000	$ 5,088,000
Additions	1,800,000	62,000
Ending Balance	6,950,000	5,150,000
Accumulated amortization and impairment :
Beginning Balance	4,773,000	4,422,000
Amortization	496,000	351,000
Ending Balance	5,269,000	4,773,000
Net book value as of
Ending Balance	1,681,000	377,000
Systems Software [Member]
Cost:
Beginning Balance	5,150	5,088
Additions		62
Ending Balance	5,150	5,150
Accumulated amortization and impairment :
Beginning Balance	4,773	4,422
Amortization	235	351
Ending Balance	5,008	4,773
Net book value as of
Ending Balance	142	377
Favourable Lease [Member]
Cost:
Beginning Balance
Additions	1,800,000
Ending Balance	1,800,000
Accumulated amortization and impairment :
Beginning Balance
Amortization	261,000
Ending Balance	261,000
Net book value as of
Ending Balance	$ 1,539,000